PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Diversified Real Estate Activities 5.2%
New World Development Co. Ltd. (Hong Kong)	587,354	$2,788,680
Sumitomo Realty & Development Co. Ltd. (Japan)	221,886	7,190,503
Sun Hung Kai Properties Ltd. (Hong Kong)	329,408	4,722,706
		14,701,889
Diversified REITs 5.2%
British Land Co. PLC (The) (United Kingdom)	711,404	5,035,534
Essential Properties Realty Trust, Inc.	141,534	4,217,713
Stockland (Australia)	1,624,918	5,263,637
		14,516,884
Health Care REITs 9.7%
Aedifica SA (Belgium)	22,044	3,166,606
New Senior Investment Group, Inc.	824,393	7,600,903
Welltower, Inc.	187,635	16,297,976
		27,065,485
Hotel & Resort REITs 10.7%
Invincible Investment Corp. (Japan)	8,506	3,340,649
Japan Hotel REIT Investment Corp. (Japan)	8,459	5,153,645
MGM Growth Properties LLC (Class A Stock)	107,987	4,081,909
Park Hotels & Resorts, Inc.*	310,173	5,738,201
Pebblebrook Hotel Trust	318,021	7,152,292
Xenia Hotels & Resorts, Inc.*	250,822	4,434,533
		29,901,229
Hotels, Resorts & Cruise Lines 2.1%
Pandox AB (Sweden)*	347,533	5,817,265
Industrial REITs 16.2%
Duke Realty Corp.	87,430	4,448,438
Nippon Prologis REIT, Inc. (Japan)	1,849	6,165,998
Prologis, Inc.	114,040	14,601,682
Rexford Industrial Realty, Inc.	129,001	7,936,141
Segro PLC (United Kingdom)	548,819	9,275,974
Summit Industrial Income REIT (Canada)	195,051	2,965,788
		45,394,021

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 5.9%
Columbia Property Trust, Inc.	317,701	$5,296,076
Inmobiliaria Colonial Socimi SA (Spain)	475,793	5,073,840
Nippon Building Fund, Inc. (Japan)	937	6,058,835
		16,428,751
Railroads 1.6%
Seibu Holdings, Inc. (Japan)*	402,189	4,534,821
Real Estate Operating Companies 6.6%
Deutsche Wohnen SE (Germany)	33,469	2,089,353
VGP NV (Belgium)	24,547	5,055,990
Vonovia SE (Germany)	39,960	2,660,883
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,527,370	8,623,942
		18,430,168
Residential REITs 16.0%
American Homes 4 Rent (Class A Stock)	204,507	8,589,294
Camden Property Trust	36,537	5,458,263
Equity Residential	106,345	8,946,805
Essex Property Trust, Inc.	43,363	14,227,400
Ingenia Communities Group (Australia)	575,459	2,453,857
InterRent Real Estate Investment Trust (Canada)	360,945	5,201,820
		44,877,439
Retail REITs 13.4%
Acadia Realty Trust	231,776	4,960,007
Capital & Counties Properties PLC (United Kingdom)*	2,262,196	5,372,457
National Retail Properties, Inc.	150,290	7,344,672
Phillips Edison & Co., Inc.*	106,039	2,969,092
Simon Property Group, Inc.	81,542	10,316,694
Unibail-Rodamco-Westfield (France)*	43,453	3,609,792
Urban Edge Properties	151,053	2,870,007
		37,442,721
Specialized REITs 6.9%
CyrusOne, Inc.	18,330	1,306,379
Digital Realty Trust, Inc.	31,177	4,806,247

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Life Storage, Inc.	86,470	$10,148,119
National Storage REIT (Australia)	1,954,542	3,069,862
		19,330,607

Total Long-Term Investments (cost $251,904,240)		278,441,280

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,973,237)(wb)	4,973,237	4,973,237

TOTAL INVESTMENTS 101.3% (cost $256,877,477)		283,414,517
Liabilities in excess of other assets (1.3)%		(3,588,736)

Net Assets 100.0%		$279,825,781

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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